Note 11 - Stockholders' Equity (Details Textual)		6 Months Ended		12 Months Ended		63 Months Ended	101 Months Ended
	Jan. 23, 2012 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2011 $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares
Preferred Stock, Shares Authorized (in shares)		1,000,000		1,000,000			1,000,000
Maximum Individual Common Stock Ownership, Percentage		9.80%		9.80%			9.80%
Dividends, Common Stock, Cash | $		$ 0	$ 1,100,000	$ 1,100,000	$ 1,100,000
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares			$ 0.12	$ 0.12	$ 0.12
Registered Shares of Common Stock Pursuant to Dividend Reinvestment Plan (in shares)	3,000,000
Common Stock, Percentage of Pruchase Price Per Share	95.00%
Payment of Sales, Commission or Dealer Manager Fee | $	$ 0
Notice Period for Amendments to Dividend Reinvestment Plan (Day)	30 days
Dividend Reinvestments | $				$ 0
Stock Issued During Period, Value, Dividend Reinvestment Plan | $				$ 17,400,000			$ 17,400,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares)		0		917,074			917,074
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)						10,000,000
Sale of Stock, Price Per Share (in dollars per share) | $ / shares		$ 19				$ 20	$ 19
Common Class A [Member]
Common Stock, Shares Authorized (in shares)		100,000,000		100,000,000	100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares		$ 0.01		$ 0.01	$ 0.01		$ 0.01
Common Stock, Shares, Issued, Total (in shares)		8,925,036		8,881,842	8,860,711		8,925,036
Common Stock, Number of Entitled Votes				1
Common Class C [Member]
Common Stock, Shares Authorized (in shares)		9,000,000		9,000,000			9,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.01
Common Stock, Shares, Issued, Total (in shares)		0		0			0
Common Stock, Number of Entitled Votes		1		1			1
Common Class B [Member]
Common Stock, Shares Authorized (in shares)		1,000		1,000			1,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares		$ 0.01		$ 0.01			$ 0.01
Common Stock, Shares, Issued, Total (in shares)				0
Common Stock, Number of Entitled Votes				1